Condensed Balance Sheet - USD ($)	Sep. 30, 2021	Mar. 02, 2021
Current assets
Cash	$ 519,568
Prepaid expenses	897,311
Total Current Assets	1,416,879
Deferred offering costs		$ 25,000
Marketable Securities held in Trust Account	250,003,042
TOTAL ASSETS	251,419,921	25,000
Current liabilities
Accrued expenses	10,314
Accrued offering costs		5,000
Advances from related party	38,427
Promissory note – related party		138
Total Current Liabilities	48,741	5,138
Deferred underwriting fee payable	7,700,000
Total Liabilities	7,748,741
Commitments and Contingencies (Note 7)
Temporary Equity
Class A ordinary shares subject to possible redemption, 25,000,000 shares at redemption value	250,003,042
Permanent Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding		0
Additional paid-in capital	0	24,367
Accumulated deficit	(6,332,551)	(5,138)
Total Permanent Deficit	(6,331,862)	19,862
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT DEFICIT	251,419,921	25,000
Common Class A [Member]
Permanent Deficit
Common stock value	64	0
Common Class B [Member]
Permanent Deficit
Common stock value	$ 625	$ 633	[1]

[1]	Includes an aggregate of up to 825,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised (see Notes 5 and 8). On June 29, 2021, the Company effected a share capitalization with respect to its Class B ordinary shares of 575,000 shares thereof, effectively increasing the Sponsor shares to 6,325,000 Class B ordinary shares, up to 825,000 of which are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised.